Lines of business - Contribution of Segments to Overall Profitability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Total fee and other revenue	$ 13,218	$ 12,794	$ 12,165
Net interest revenue (expense)	3,188	3,611	3,308
Total revenue	16,462	16,392	15,543
Provision for credit losses	(25)	(11)	(24)
Income from consolidated investment management funds, net of noncontrolling interests	4,441	4,266	4,090
Investment income (loss), net	56	(13)	70
Net income (loss) attributable to noncontrolling interests	26	(12)	24
Investment Management
Segment Reporting Information [Line Items]
Net income (loss) attributable to noncontrolling interests	26	(12)	33
Operating segments
Segment Reporting Information [Line Items]
Total fee and other revenue	13,248	12,792	12,202
Net interest revenue (expense)	3,188	3,611	3,308
Total revenue	16,436	16,403	15,510
Provision for credit losses	(25)	(11)	(24)
Noninterest expense	10,900	11,210	10,948
Income (loss) before taxes	$ 5,561	$ 5,204	$ 4,586
Pre-tax operating margin	34.00%	32.00%	30.00%
Average assets	$ 345,955	$ 343,774	$ 343,848
Net income (loss) attributable to noncontrolling interests		(1)	(9)
Operating segments | Investment Services
Segment Reporting Information [Line Items]
Total fee and other revenue	8,894	8,926	8,527
Net interest revenue (expense)	3,093	3,372	3,058
Total revenue	11,987	12,298	11,585
Provision for credit losses	(16)	1	(7)
Noninterest expense	8,049	8,058	7,747
Income (loss) before taxes	$ 3,954	$ 4,239	$ 3,845
Pre-tax operating margin	33.00%	34.00%	33.00%
Average assets	$ 267,135	$ 262,747	$ 254,646
Operating segments | Investment Management
Segment Reporting Information [Line Items]
Total fee and other revenue	3,466	3,781	3,668
Net interest revenue (expense)	255	303	329
Total revenue	3,721	4,084	3,997
Provision for credit losses	(1)	3	2
Noninterest expense	2,643	2,818	2,854
Income (loss) before taxes	$ 1,079	$ 1,263	$ 1,141
Pre-tax operating margin	29.00%	31.00%	29.00%
Average assets	$ 30,697	$ 31,446	$ 31,450
Income from consolidated investment management funds, net of noncontrolling interests	30	(1)	37
Investment income (loss), net	56	(13)	70
Net income (loss) attributable to noncontrolling interests	26	(12)	33
Operating segments | Other
Segment Reporting Information [Line Items]
Total fee and other revenue	888	85	7
Net interest revenue (expense)	(160)	(64)	(79)
Total revenue	728	21	(72)
Provision for credit losses	(8)	(15)	(19)
Noninterest expense	208	334	347
Income (loss) before taxes	528	(298)	(400)
Average assets	$ 48,123	$ 49,581	$ 57,752